GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA - Schedule of revenues by product lines (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2023
Products and Licenses Revenues | Product Concentration Risk | Other
Revenue from External Customer [Line Items]
Concentration Risk, Percentage	10.00%